Summary of Significant Accounting Policies - Schedule of Significant Unobservable Inputs Used in the Measurement of Fair Value of Warrants (Details)	Jun. 30, 2025
Expected term [Member]
Schedule of Significant Unobservable Inputs Used in the Measurement of Fair Value of Warrants [Line Items]
Measurement of fair value of Warrants	4.09
Volatility [Member]
Schedule of Significant Unobservable Inputs Used in the Measurement of Fair Value of Warrants [Line Items]
Measurement of fair value of Warrants	38.44
Risk-free interest rate [Member]
Schedule of Significant Unobservable Inputs Used in the Measurement of Fair Value of Warrants [Line Items]
Measurement of fair value of Warrants	3.86
Dividend yield [Member]
Schedule of Significant Unobservable Inputs Used in the Measurement of Fair Value of Warrants [Line Items]
Measurement of fair value of Warrants